Investment Strategy - UBS U.S. Allocation Fund	Dec. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal strategies
Strategy Narrative [Text Block]

Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US fixed income and equity securities. The following are the ranges within which the fund, under normal market circumstances, expects to allocate its assets among the various asset classes: (1) US equities—20-90%; (2) US investment grade fixed income—0-70%; (3) high yield fixed income—0-15%; (4) cash equivalents—0-50%; and (5) non-US fixed income and equity securities—0-20%.

Investments in fixed income securities, which are not subject to any credit rating or maturity limitations, may include debt securities of the US government, its agencies and instrumentalities; foreign government bonds (including bonds issued by supranational and quasi-governmental entities); debt securities of US and non-US corporations; and mortgage-backed securities and asset-backed securities. There are different types of US government securities, including those issued or guaranteed by the US government, its agencies and its instrumentalities, and they have different types of government support. Some are supported by the full faith and credit of the US, while others are supported by (1) the ability of the issuer to borrow from the US Treasury; (2) the credit of the issuing agency, instrumentality or government-sponsored entity; (3) pools of assets, such as mortgages; or (4) the US government in some other way.

The fund may also invest up to 20% of its net assets in non-US securities, including exchange-traded funds ("ETFs"), which may trade either within or outside the US. Non-US securities that trade within the US may include American Depositary Receipts and stocks of non-US issuers listed on US exchanges.

Investments in equity securities may include dividend-paying securities, common stock and preferred stock. Equity investments may include large, intermediate and small capitalization companies. The fund may also invest in other securities, such as initial public offerings ("IPOs").

The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the fund's investment strategies. The derivatives in which the fund may invest include futures, index options, forward agreements, swap agreements (specifically, total return swaps, interest rate swaps, and credit default swaps), equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency (except with respect to equity participation notes and equity linked notes), or to manage or adjust the risk profile of the fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual markets, currencies or securities. Futures on indices and forward agreements may also be used to adjust the fund's portfolio duration.

UBS Asset Management (Americas) LLC ("UBS AM"), the fund's investment advisor, actively manages the fund. As such, increased portfolio turnover may result in higher levels of brokerage commissions, transaction costs and taxable gains and may therefore adversely affect fund performance. The fund also may invest in other open-end investment companies advised by UBS AM and in exchange-traded funds ("ETFs") in order to pursue its investment objective. The fund pays expenses associated with such investments.

Management process

The fund is a multi-asset fund and allocates its assets among the major domestic asset classes (US fixed-income, including US high yield (lower-rated) securities, and US equities) based upon UBS AM's assessment of prevailing market conditions in the US and abroad. In determining the asset allocation of the fund, UBS AM may utilize fundamental valuation and market behavior indicators to construct the fund's portfolio.

Within the equity portion of the fund, UBS AM may focus on securities whose fundamental values (UBS AM's assessment of what a security is worth) it believes are greater than their market prices. UBS AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

UBS AM's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. UBS AM manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the fund may make substantial temporary defensive investments in cash equivalents, which may affect its ability to pursue its investment objective.